Employee Benefits - Net Defined Benefit Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Present value of partially funded defined benefit obligations	₩ 1,684,096	₩ 1,397,542
Fair value of plan assets	(1,750,783)	(1,621,041)
Total	(66,687)	(223,499)
Defined benefit liabilities, net	1,589	1,498
Defined benefit assets, net	₩ 68,276	₩ 224,997